Financial liabilities - Summary of Maturity Analysis for Advances Loans and Lease Liabilities (Details) € in Thousands		1 Months Ended	6 Months Ended
	Jul. 10, 2020	Jun. 30, 2020	Jun. 30, 2022 EUR (€) borrowing
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities			€ 6,636
Total			€ 51,356
Borrowing, number of PGE | borrowing			2
Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities			€ 1,103
Total			9,104
Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities			2,207
Total			34,363
Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities			2,198
Total			6,760
More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Lease liabilities			1,128
Total			1,128
Bpifrance
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			2,408
Bpifrance | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			300
Bpifrance | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			500
Bpifrance | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			1,608
Bpifrance | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0
Interest-free Bpifrance loan
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			250
Interest-free Bpifrance loan | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			250
Interest-free Bpifrance loan | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0
Interest-free Bpifrance loan | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0
Interest-free Bpifrance loan | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0
Curadigm interest-free Bpifrance advance
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			350
Curadigm interest-free Bpifrance advance | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			50
Curadigm interest-free Bpifrance advance | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			200
Curadigm interest-free Bpifrance advance | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			100
Curadigm interest-free Bpifrance advance | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0
HSBC "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			5,177
Borrowing, deferment period		1 year
HSBC "PGE" | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			1,281
HSBC "PGE" | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			2,570
HSBC "PGE" | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			1,266
HSBC "PGE" | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0
Bpifrance "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			5,267
Borrowing, maturity	6 years
Bpifrance "PGE" | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			1,045
Bpifrance "PGE" | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			2,634
Bpifrance "PGE" | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			1,589
Bpifrance "PGE" | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0
EIB fixed rate loan
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			31,328
EIB fixed rate loan | Less than 1 year
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			5,075
EIB fixed rate loan | Between 1 and 3 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			26,253
EIB fixed rate loan | Between 3 and 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			0
EIB fixed rate loan | More than 5 years
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowings			€ 0
HSBC "PGE" and Bpifrance "PGE"
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Borrowing, maturity			5 years
Borrowing, deferment period			1 year